Long-term Debt Long-term Debt - Swaps/Maturities (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
2016	$ 291
2017	304
2018	665
2019	654
2020	452
Thereafter	3,718
Long-term Debt, Gross	6,084
Interest Rate Swap [Member]
Debt Instrument [Line Items]
Derivative, Notional Amount	$ 2,069
Interest Rate Swap [Member] | NRG Solar Alpine LLC [Member] | Maturity - December 31, 2029 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	85.00%
Derivative, Fixed Interest Rate	2.744%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 115
Interest Rate Swap [Member] | NRG Solar Alpine LLC [Member] | Maturity - June 30, 2025 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	85.00%
Derivative, Fixed Interest Rate	2.421%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 8
Interest Rate Swap [Member] | NRG Solar Avra Valley [Member] | Maturity - November 30, 2030 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	85.00%
Derivative, Fixed Interest Rate	2.333%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 49
Interest Rate Swap [Member] | NRG Solar Blythe LLC [Member] | Maturity - June 25, 2028 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	75.00%
Derivative, Fixed Interest Rate	3.563%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 14
Interest Rate Swap [Member] | Borrego [Member] | Maturity - December 31, 2029 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	75.00%
Derivative, Fixed Interest Rate	1.125%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 7
Interest Rate Swap [Member] | NRG West Holdings LLC [Member] | Maturity - June 30, 2023 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	75.00%
Derivative, Fixed Interest Rate	2.417%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 330
Interest Rate Swap [Member] | Kansas South [Member] | Maturity - June 30, 2023 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	75.00%
Derivative, Fixed Interest Rate	2.368%
Debt Instrument, Description of Variable Rate Basis	6-Month LIBOR
Derivative, Notional Amount	$ 23
Interest Rate Swap [Member] | Laredo Ridge [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	75.00%
Derivative, Fixed Interest Rate	2.31%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 79
Interest Rate Swap [Member] | Marsh Landing [Member] | Maturity - June 30, 2023 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	75.00%
Derivative, Fixed Interest Rate	3.244%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 342
Interest Rate Swap [Member] | NRG Solar Roadrunner LLC [Member] | Maturity - December 31, 2029 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	75.00%
Derivative, Fixed Interest Rate	4.313%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 28
Interest Rate Swap [Member] | South Trent Wind LLC [Member] | Maturity - June14, 2020 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	75.00%
Derivative, Fixed Interest Rate	3.265%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 43
Interest Rate Swap [Member] | South Trent Wind LLC [Member] | Maturity - June 14, 2028 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	75.00%
Derivative, Fixed Interest Rate	4.95%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 21
Interest Rate Swap [Member] | Tapestry Wind [Member] | Maturity - December 21, 2021 [Member] [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	75.00%
Derivative, Fixed Interest Rate	2.21%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 155
Interest Rate Swap [Member] | Tapestry Wind [Member] | Maturity - December 21, 2029 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	50.00%
Derivative, Fixed Interest Rate	3.57%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 60
Interest Rate Swap [Member] | Utah Solar Portfolio [Member] | Maturity - December 21, 2029 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	80.00%
Debt Instrument, Description of Variable Rate Basis	1-Month LIBOR
Derivative, Notional Amount	$ 230
Alta Wind Asset Management, due 2031 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis	3 month LIBOR
Alta Wind Asset Management, due 2031 [Member] | Interest Rate Swap [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	100.00%
Derivative, Fixed Interest Rate	2.47%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 18
Viento Funding II, Inc., due in 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Viento Funding II, Inc., due in 2023 [Member] | Interest Rate Swap [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	90.00%
Debt Instrument, Description of Variable Rate Basis	6-Month LIBOR
Derivative, Notional Amount	$ 160
Viento Funding II, Inc., due in 2023 [Member] | Interest Rate Swap [Member] | Maturity - June 30, 2028 [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	90.00%
Derivative, Fixed Interest Rate	4.985%
Debt Instrument, Description of Variable Rate Basis	6-Month LIBOR
Derivative, Notional Amount	$ 65
Walnut Creek [Member] | Interest Rate Swap [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	75.00%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 276
WCEP Holdings, LLC, due in 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
WCEP Holdings, LLC, due in 2023 [Member] | Interest Rate Swap [Member]
Debt Instrument [Line Items]
Percentage of Debt Hedged by Interest Rate Derivatives	90.00%
Derivative, Fixed Interest Rate	4.003%
Debt Instrument, Description of Variable Rate Basis	3-Month LIBOR
Derivative, Notional Amount	$ 46